Shareholder Report, Line Graph (Details) - USD ($)	4 Months Ended	12 Months Ended	37 Months Ended	42 Months Ended	60 Months Ended	85 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 07, 2021	Apr. 22, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Sep. 22, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Account Value [Line Items]
Account Value	$ 23,566	$ 23,566	$ 23,566	$ 23,566	$ 23,566	$ 23,566	$ 23,566
C000041880 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF — NAV Return
Account Value	15,929	$ 15,929	15,929	15,929	$ 15,929	15,929	$ 15,929	$ 13,278	$ 12,195	$ 16,872			$ 12,560	$ 12,996	$ 12,178	$ 13,389		$ 10,766	$ 10,218	$ 10,000
Average Annual Return, Percent		19.97%			4.15%		4.77%
C000041881 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco FTSE RAFI Developed Markets ex-U.S. ETF — NAV Return
Account Value	16,795	$ 16,795	16,795	16,795	$ 16,795	16,795	$ 16,795	13,676	11,892	14,493			10,030	11,699	10,980	11,863		9,462	9,628	10,000
Average Annual Return, Percent		22.84%			7.50%		5.32%
C000041883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco FTSE RAFI Emerging Markets ETF — NAV Return
Account Value	15,102	$ 15,102	15,102	15,102	$ 15,102	15,102	$ 15,102	11,711	10,254	13,576			10,302	11,902	10,989	11,499		9,737	7,784	10,000
Average Annual Return, Percent		28.95%			4.88%		4.21%
C000041898 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Water ETF — NAV Return
Account Value	19,655	$ 19,655	19,655	19,655	$ 19,655	19,655	$ 19,655	15,343	14,673	19,601			14,500	13,333	10,761	11,262		9,385	9,493	10,000
Average Annual Return, Percent		28.10%			8.07%		6.99%
C000041899 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Clean Energy ETF — NAV Return
Account Value	12,223	$ 12,223	12,223	12,223	$ 12,223	12,223	$ 12,223	12,448	17,107	27,824			20,264	11,009	9,341	10,949		8,766	9,256	10,000
Average Annual Return, Percent		(1.80%)			2.11%		2.03%
C000041900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco S&P International Developed Quality ETF — NAV Return
Account Value	19,389	$ 19,389	19,389	19,389	$ 19,389	19,389	$ 19,389	16,001	13,779	18,794			14,656	14,041	11,942	12,842		10,494	10,560	10,000
Average Annual Return, Percent		21.17%			6.67%		6.85%
C000053050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Emerging Markets Sovereign Debt ETF — NAV Return
Account Value	12,188	$ 12,188	12,188	12,188	$ 12,188	12,188	$ 12,188	9,900	8,847	13,006			12,485	12,880	11,017	11,900		11,388	10,187	10,000
Average Annual Return, Percent		23.11%			(1.10%)		2.00%
C000053052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco International Corporate Bond ETF — NAV Return
Account Value	9,362	$ 9,362	9,362	9,362	$ 9,362	9,362	$ 9,362	8,406	7,829	11,030			10,842	10,270	9,499	9,927		9,115	9,227	10,000
Average Annual Return, Percent		11.39%			(1.83%)		(0.66%)
C000057374 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Dorsey Wright Developed Markets Momentum ETF — NAV Return
Account Value	17,270	$ 17,270	17,270	17,270	$ 17,270	17,270	$ 17,270	12,728	11,851	17,754			13,181	11,894	10,590	11,649		9,351	9,637	10,000
Average Annual Return, Percent		35.67%			7.74%		5.62%
C000057375 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Dorsey Wright Emerging Markets Momentum ETF — NAV Return
Account Value	12,952	$ 12,952	12,952	12,952	$ 12,952	12,952	$ 12,952	11,054	9,783	14,835			11,470	10,711	9,059	10,672		8,696	8,526	10,000
Average Annual Return, Percent		17.19%			3.87%		2.62%
C000106969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco S&P International Developed Momentum ETF — NAV Return
Account Value	19,099	$ 19,099	19,099	19,099	$ 19,099	19,099	$ 19,099	14,544	12,778	15,723			12,050	10,944	9,833	10,799		8,811	9,466	10,000
Average Annual Return, Percent		31.34%			11.78%		6.68%
C000106970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco S&P International Developed Low Volatility ETF — NAV Return
Account Value	13,268	$ 13,268	13,268	13,268	$ 13,268	13,268	$ 13,268	11,328	10,645	12,876			10,881	13,029	11,201	11,622		9,883	9,731	10,000
Average Annual Return, Percent		17.10%			0.36%		2.87%
C000106971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco S&P Emerging Markets Momentum ETF — NAV Return
Account Value	11,251	$ 11,251	11,251	11,251	$ 11,251	11,251	$ 11,251	8,642	8,934	11,005			10,036	10,016	8,817	10,211		7,599	7,585	10,000
Average Annual Return, Percent		30.19%			2.35%		1.19%
C000106972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco S&P Emerging Markets Low Volatility ETF — NAV Return
Account Value	12,942	$ 12,942	12,942	12,942	$ 12,942	12,942	$ 12,942	10,999	10,283	11,513			8,911	10,003	9,448	9,694		8,557	8,379	10,000
Average Annual Return, Percent		17.61%			5.29%		2.61%
C000126877 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global ex-US High Yield Corporate Bond ETF — NAV Return
Account Value	14,669	$ 14,669	14,669	14,669	$ 14,669	14,669	$ 14,669	12,678	12,042	13,012			12,354	12,351	11,887	11,764		11,123	10,184	10,000
Average Annual Return, Percent		15.68%			3.50%		3.91%
C000135815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco International BuyBack AchieversTM ETF — NAV Return
Account Value	22,183	$ 22,183	22,183	22,183	$ 22,183	22,183	$ 22,183	17,299	15,393	20,134			14,186	14,234	13,290	14,833		11,586	10,904	10,000
Average Annual Return, Percent		28.26%			9.28%		8.29%
C000192793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco 0-5 Yr US TIPS ETF — NAV Return
Account Value	12,339	$ 12,339	12,339	12,339	$ 12,339	$ 12,339	$ 12,339	11,577	11,277	11,600			10,896	10,448	10,043	10,010	$ 10,000
Average Annual Return, Percent		6.57%			3.38%	3.00%
C000197634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco MSCI Global Timber ETF — NAV Return
Account Value	17,602	$ 17,602	17,602	17,602	$ 17,602	$ 17,602	$ 17,602	14,453	14,395	17,270			13,088	12,676	12,389	13,601		10,356	10,374	10,000
Average Annual Return, Percent		21.75%			6.79%		5.82%
C000197635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco S&P Global Water Index ETF — NAV Return
Account Value	24,165	$ 24,165	24,165	24,165	$ 24,165	24,165	$ 24,165	18,663	18,512	23,497			16,289	15,322	12,249	13,100		10,732	10,220	10,000
Average Annual Return, Percent		29.49%			9.54%		9.22%
C000197644 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco China Technology ETF — NAV Return
Account Value	11,818	$ 11,818	11,818	11,818	$ 11,818	11,818	$ 11,818	9,856	9,130	19,560			20,900	13,525	11,405	16,400		10,795	9,515	10,000
Average Annual Return, Percent		19.91%			(2.66%)		1.68%
C000226858 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco MSCI Green Building ETF — NAV Return
Account Value	8,175	$ 8,175	8,175	$ 8,175	$ 8,175	8,175	$ 8,175	6,594	7,000	9,728		$ 10,000
Average Annual Return, Percent		23.99%		(5.56%)
C000229461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF — NAV Return
Account Value	9,596	$ 9,596	$ 9,596	$ 9,596	9,596	9,596	9,596	5,423	3,991	11,049	$ 10,000
Average Annual Return, Percent		76.95%	(1.34%)
C000229462 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Alerian Galaxy Crypto Economy ETF — NAV Return
Account Value	$ 7,432	$ 7,432	$ 7,432	7,432	7,432	7,432	7,432	3,362	2,503	11,624	10,000
Average Annual Return, Percent		121.02%	(9.23%)
C000250890 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco MSCI Global Climate 500 ETF — NAV Return
Average Annual Return, Percent	3.81%
MSCI World ex USA IMI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA IMI Index
Account Value	$ 16,807	$ 16,807	$ 16,807	16,807	$ 16,807	16,807	$ 16,807	13,574	12,166	15,829			11,653	12,388	11,188	12,019		9,757	9,901	10,000
Average Annual Return, Percent		23.81%			6.29%		5.33%
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index (Net)
Account Value	16,714	$ 16,714	16,714	16,714	$ 16,714	16,714	$ 16,714	13,592	11,881	15,430			11,500	12,347	11,119	11,937		9,671	9,993	10,000
Average Annual Return, Percent		22.97%			6.24%		5.27%
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net)
Account Value	14,012	$ 14,012	14,012	14,012	$ 14,012	14,012	$ 14,012	11,181	10,091	14,631			12,509	11,556	10,331	11,809		9,339	8,547	10,000
Average Annual Return, Percent		25.32%			3.93%		3.43%
Bloomberg Global Aggregate ex U S Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-U.S. Index
Account Value	9,181	$ 9,181	9,181	9,181	$ 9,181	9,181	$ 9,181	8,450	8,237	10,922			11,144	10,617	9,845	10,055		9,930	9,326	10,000
Average Annual Return, Percent		8.65%			(2.87%)		(0.85%)
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA® Index (Net)
Account Value	15,972	$ 15,972	15,972	15,972	$ 15,972	15,972	$ 15,972	12,846	11,463	15,228			11,745	12,059	10,838	11,812		9,553	9,532	10,000
Average Annual Return, Percent		24.33%			5.78%		4.79%
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Account Value	10,230	$ 10,230	10,230	10,230	$ 10,230	10,230	$ 10,230	9,339	9,181	11,590			11,736	11,110	10,143	10,355		10,234	9,693	10,000
Average Annual Return, Percent		9.54%			(1.64%)		0.23%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	10,793	$ 10,793	10,793	10,793	$ 10,793	$ 10,793	$ 10,793	9,763	9,728	11,538			11,593	10,918	9,791	9,996	10,000
Average Annual Return, Percent		10.55%			(0.23%)	1.08%
MSCI ACWI Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (Net)
Account Value	$ 12,198	$ 12,198	$ 12,198	12,198	$ 12,198	$ 12,198	$ 12,198	9,186	8,313	10,386	10,000		14,766	14,078	12,503	12,568		10,201	9,997	10,000
Average Annual Return, Percent	4.03%	32.79%	6.70%		11.08%		9.06%
MSCI China Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI China Index (Net)
Account Value	$ 12,609	$ 12,609	$ 12,609	12,609	$ 12,609	12,609	$ 12,609	10,357	8,551	16,413			18,078	13,372	11,844	14,223		10,084	9,930	10,000
Average Annual Return, Percent		21.75%			(1.17%)		2.35%
MSCI All Country World IMI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World IMI Index (Net)
Account Value	12,379	$ 12,379	12,379	$ 12,379	$ 12,379	12,379	$ 12,379	9,354	8,548	10,714		10,000
Average Annual Return, Percent		32.33%		6.25%
MSCI EAFE Small Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Small Cap Index (Net)
Account Value	17,462	$ 17,462	17,462	$ 17,462	$ 17,462	17,462	$ 17,462	14,201	13,337	19,131			14,090	14,285	13,128	14,240		11,168	10,845	10,000
Average Annual Return, Percent		22.96%			4.10%		5.73%
FTSE RAFITM Developed ex U S Mid Small 1500 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE RAFI™ Developed ex U.S. Mid-Small 1500 Index (Net)
Account Value	16,503	$ 16,503	16,503	16,503	$ 16,503	16,503	$ 16,503	13,672	12,515	17,272			12,806	13,222	12,356	13,538		10,847	10,267	10,000
Average Annual Return, Percent		20.71%			4.53%		5.14%
FTSE RAFITM Developed ex U S 1000 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE RAFI™ Developed ex U.S. 1000 Index (Net)
Account Value	17,092	$ 17,092	17,092	17,092	$ 17,092	17,092	$ 17,092	13,882	12,055	14,663			10,114	11,805	11,060	11,930		9,494	9,654	10,000
Average Annual Return, Percent		23.12%			7.68%		5.51%
FTSE RAFITM Emerging Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE RAFI™ Emerging Index (Net)
Account Value	16,165	$ 16,165	16,165	16,165	$ 16,165	16,165	$ 16,165	12,339	10,732	14,158			10,632	12,215	11,214	11,730		9,894	7,845	10,000
Average Annual Return, Percent		31.01%			5.76%		4.92%
NASDAQ OMX Global WaterTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq OMX Global WaterTM Index
Account Value	20,048	$ 20,048	20,048	20,048	$ 20,048	20,048	$ 20,048	15,591	14,860	19,785			14,632	13,406	10,802	11,291		9,390	9,516	10,000
Average Annual Return, Percent		28.59%			8.38%		7.20%
WilderHill New Energy Global Innovation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		WilderHill New Energy Global Innovation Index
Account Value	12,412	$ 12,412	12,412	12,412	$ 12,412	12,412	$ 12,412	12,601	17,373	28,363			20,534	11,141	9,493	11,096		8,850	9,352	10,000
Average Annual Return, Percent		(1.50%)			2.18%		2.18%
Blended S And P Quality Developed ex U S LargeMidCap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended - S&P Quality Developed ex-U.S. LargeMidCap Index (Net)
Account Value	19,687	$ 19,687	19,687	19,687	$ 19,687	19,687	$ 19,687	16,212	13,941	18,987			14,766	14,148	11,997	12,897		10,530	10,631	10,000
Average Annual Return, Percent		21.43%			6.83%		7.01%
DBIQ Emerging Markets USD Liquid Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		DBIQ Emerging Markets USD Liquid Balanced Index
Account Value	12,382	$ 12,382	12,382	12,382	$ 12,382	12,382	$ 12,382	10,021	8,944	13,610			12,980	13,264	11,278	12,113		11,527	10,224	10,000
Average Annual Return, Percent		23.56%			(1.37%)		2.16%
JP Morgan Emerging Market Bond Global Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JP Morgan Emerging Market Bond Global Index
Account Value	13,145	$ 13,145	13,145	13,145	$ 13,145	13,145	$ 13,145	11,176	10,451	13,435			12,910	12,661	11,137	11,756		11,103	9,950	10,000
Average Annual Return, Percent		17.62%			0.75%		2.77%
S And P International Corporate Bond Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P International Corporate Bond Index® (Net)
Account Value	9,325	$ 9,325	9,325	9,325	$ 9,325	9,325	$ 9,325	8,392	7,833	11,014			10,817	10,231	9,488	9,931		9,118	9,217	10,000
Average Annual Return, Percent		11.12%			(1.84%)		(0.70%)
Bloomberg Pan European Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Pan-European Aggregate Index
Account Value	8,906	$ 8,906	8,906	8,906	$ 8,906	8,906	$ 8,906	8,012	7,551	10,724			10,951	10,310	9,603	9,955		9,295	9,307	10,000
Average Annual Return, Percent		11.17%			(2.88%)		(1.15%)
Dorsey Wright Developed Markets Technical LeadersTM Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dorsey Wright Developed Markets Technical Leaders™ Index (Net)
Account Value	18,642	$ 18,642	18,642	18,642	$ 18,642	18,642	$ 18,642	13,636	12,637	18,772			13,862	12,413	10,957	11,972		9,566	9,804	10,000
Average Annual Return, Percent		36.71%			8.47%		6.43%
Dorsey Wright Emerging Markets Technical LeadersTM Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dorsey Wright Emerging Markets Technical Leaders™ Index (Net)
Account Value	15,284	$ 15,284	15,284	15,284	$ 15,284	15,284	$ 15,284	12,700	11,049	16,497			12,441	11,484	9,609	11,122		8,955	8,642	10,000
Average Annual Return, Percent		20.35%			5.88%		4.33%
Blended Invesco S And P International Developed Momentum ETF Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended - Invesco S&P International Developed Momentum ETF Benchmark
Account Value	19,620	$ 19,620	19,620	19,620	$ 19,620	19,620	$ 19,620	14,905	13,083	16,052			12,315	11,174	9,989	10,940		8,888	9,484	10,000
Average Annual Return, Percent		31.64%			11.92%		6.97%
S And P BMI International Developed Low VolatilityTM Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P BMI International Developed Low Volatility™ Index (Net)
Account Value	13,330	$ 13,330	13,330	13,330	$ 13,330	13,330	$ 13,330	11,368	10,683	12,921			10,898	13,061	11,228	11,667		9,908	9,744	10,000
Average Annual Return, Percent		17.26%			0.41%		2.92%
Blended S And P Momentum Emerging Plus LargeMidCap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended - S&P Momentum Emerging Plus LargeMidCap Index (Net)
Account Value	13,330	$ 13,330	13,330	13,330	$ 13,330	13,330	$ 13,330	9,795	10,042	12,274			11,064	11,003	9,551	10,995		7,986	7,769	10,000
Average Annual Return, Percent		36.09%			3.91%		2.92%
S And P BMI Emerging Markets Low Volatility IndexTM Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P BMI Emerging Markets Low Volatility Index™ (Net)
Account Value	14,038	$ 14,038	14,038	14,038	$ 14,038	14,038	$ 14,038	11,777	10,938	12,141			9,324	10,403	9,769	9,953		8,730	8,477	10,000
Average Annual Return, Percent		19.20%			6.18%		3.45%
Blended Invesco Global ex US High Yield Corporate Bond Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended - Invesco Global ex-US High Yield Corporate Bond Benchmark
Account Value	15,585	$ 15,585	15,585	15,585	$ 15,585	15,585	$ 15,585	13,409	12,547	13,901			13,048	13,195	12,611	12,451		11,681	10,209	10,000
Average Annual Return, Percent		16.22%			3.38%		4.54%
ICE BofA 0 5 Year US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-5 Year US High Yield Constrained Index
Account Value	16,026	$ 16,026	16,026	16,026	$ 16,026	16,026	$ 16,026	13,969	13,128	13,957			12,533	12,506	11,912	11,572		10,679	9,773	10,000
Average Annual Return, Percent		14.72%			5.08%		4.83%
Nasdaq International BuyBack AchieversTM Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq International BuyBack Achievers™ Index (Net)
Account Value								18,266	16,156	21,060			14,737	14,703	13,639	15,172		11,763	10,994	10,000
Average Annual Return, Percent		29.02%			9.89%		8.95%
ICE BofA 0 5 Year US Inflation Linked Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-5 Year US Inflation-Linked Treasury Index
Account Value	12,414	$ 12,414	12,414	12,414	$ 12,414	$ 12,414	$ 12,414	11,642	11,339	11,650			10,934	10,473	10,051	10,009	$ 10,000
Average Annual Return, Percent		6.63%			3.46%	3.09%
Blended MSCI ACWI IMI Timber Select Capped Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended - MSCI ACWI IMI Timber Select Capped Index (Net)
Account Value	17,849	$ 17,849	17,849	17,849	$ 17,849	$ 17,849	$ 17,849	14,616	14,558	17,472			13,210	12,794	12,531	13,789		10,482	10,471	10,000
Average Annual Return, Percent		22.12%			6.89%		5.96%
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Account Value	25,431	$ 25,431	25,431	25,431	$ 25,431	25,431	$ 25,431	19,024	17,219	21,122			15,042	14,413	12,789	12,643		10,298	10,177	10,000
Average Annual Return, Percent		33.68%			12.03%		9.78%
S And P Global Water Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global Water Index (Net)
Account Value	24,728	$ 24,728	24,728	24,728	$ 24,728	24,728	$ 24,728	19,088	18,937	23,962			16,547	15,518	12,374	13,192		10,783	10,253	10,000
Average Annual Return, Percent		29.54%			9.77%		9.48%
Blended FTSE China Incl A 25 Technology Capped Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended - FTSE China Incl A 25% Technology Capped Index (Net)
Account Value	12,175	$ 12,175	12,175	12,175	$ 12,175	12,175	$ 12,175	10,079	9,268	19,742			$ 20,933	$ 13,441	$ 11,281	$ 16,130		$ 10,586	$ 9,278	$ 10,000
Average Annual Return, Percent		20.80%			(1.96%)		1.99%
MSCI Global Green Building Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Global Green Building Index (Net)
Account Value	8,159	$ 8,159	8,159	$ 8,159	$ 8,159	8,159	$ 8,159	6,564	6,982	9,730		$ 10,000
Average Annual Return, Percent		24.30%		(5.61%)
Alerian Galaxy Global Blockchain Equity Trusts And ETPs Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian Galaxy Global Blockchain Equity, Trusts & ETPs Index (Net)
Account Value	9,493	$ 9,493	$ 9,493	$ 9,493	9,493	9,493	9,493	5,370	3,930	10,992	10,000
Average Annual Return, Percent		76.77%	(1.68%)
Alerian Galaxy Global Cryptocurrency Focused Blockchain Equity Trusts And ETPs Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian Galaxy Global Cryptocurrency-Focused Blockchain Equity, Trusts & ETPs Index (Net)
Account Value	$ 7,264	$ 7,264	$ 7,264	$ 7,264	$ 7,264	$ 7,264	$ 7,264	$ 3,363	$ 2,514	$ 11,529	$ 10,000
Average Annual Return, Percent		115.99%	(9.91%)
MSCI ACWI Select Climate 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Select Climate 500 Index
Average Annual Return, Percent	3.77%